Employee Benefit Plans (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Shares
Options
Outstanding, shares	8,796,246	6,644,766	5,804,594	5,139,030
Vested, shares		730,592	1,643,665	911,493
Exercisable, shares		730,592	1,500,476	753,562
Exercised, shares			(143,189)
Forfeited or expired, shares	(348,520)	(159,828)	(314,250)
Granted, shares	2,500,000	1,000,000	1,123,003
Restricted stock and restricted stock units
Non Vested, shares	4,502,534	3,720,959	1,997,344	1,883,983
Granted, shares	2,540,000	2,540,000	1,175,353
Vested, shares	(1,755,017)	(812,847)	(1,058,903)
Forfeited or expired, shares	(3,408)	(3,538)	(3,089)
Weighted average exercise price
Options
Outstanding	$ 3.2	$ 4.09	$ 4.57	$ 5.5
Granted	$ 1.2	$ 1.2	$ 3.64
Weighted average remaining term
Options
Weighted average remaining term	4 years 4 months 28 days	4 years 2 months 23 days	4 years 7 months 20 days	4 years 9 months 21 days
Restricted stock and restricted stock units
Weighted average remaining term	2 years 6 months 19 days	2 years 5 months 13 days	2 years	1 year 4 months
Aggregate fair value
Options
Outstanding, value	$ 9,804	$ 8,769	$ 8,410	$ 9,209
Exercised, value			(273)
Forfeited or expired, value		(193)	(1,610)
Granted, value		552	1,084
Restricted stock and restricted stock units
Non vested, value	6,100	8,186	10,899	$ 11,220
Granted, value	3,048	3,048	4,278
Vested, value	(5,122)	(5,746)	(4,580)
Forfeited or expired, value	$ (12)	$ (15)	$ (19)